Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2023
Judicial Deposits
Schedule of judicial deposits

	12.31.2023	12.31.2022
Taxes claims (14.1)	482,002	444,134
Labor claims	84,107	125,862
.
Civil claims
Civil claims	43,081	39,597
Easements	19,340	14,726
Customers	5,723	4,862
	68,144	59,185
.
Others	459	3,277
	634,712	632,458